Schedule of shares distributed (Details)	Sep. 30, 2021 shares
IfrsStatementLineItems [Line Items]
Shares outstanding	797,218,554
Percent of shares outstanding	99.99%
Authorised	1,152,937,970
Treasury shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	902,166
Percent of shares outstanding	0.11%
Novonor [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	305,517,121
Percent of shares outstanding	38.32%
Petrobras [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	288,188,691
Percent of shares outstanding	36.15%
Adrs [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	36,472,430	[1]
Percent of shares outstanding	4.57%	[1]
Other 2 [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	166,138,146
Percent of shares outstanding	20.84%
Total
IfrsStatementLineItems [Line Items]
Shares outstanding	796,316,388
Percent of shares outstanding	99.88%
Common
IfrsStatementLineItems [Line Items]
Shares outstanding	451,668,652
Percent of shares outstanding	100.00%
Authorised	535,661,731
Common | Novonor [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	226,334,623
Percent of shares outstanding	50.11%
Common | Petrobras [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	212,426,952
Percent of shares outstanding	47.03%
Common | OtherMember
IfrsStatementLineItems [Line Items]
Shares outstanding	12,907,077
Percent of shares outstanding	2.86%
Common | Total
IfrsStatementLineItems [Line Items]
Shares outstanding	451,668,652,000
Percent of shares outstanding	100.00%
Class A preferred shares
IfrsStatementLineItems [Line Items]
Shares outstanding	345,049,672
Percent of shares outstanding	100.00%
Authorised	616,682,421
Class A preferred shares | Treasury shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	902,166
Percent of shares outstanding	0.26%
Class A preferred shares | Novonor [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	79,182,498
Percent of shares outstanding	22.95%
Class A preferred shares | Petrobras [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	75,761,739
Percent of shares outstanding	21.96%
Class A preferred shares | Adrs [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	36,472,430	[1]
Percent of shares outstanding	10.57%	[1]
Class A preferred shares | OtherMember
IfrsStatementLineItems [Line Items]
Shares outstanding	152,730,839
Percent of shares outstanding	44.26%
Class A preferred shares | Total
IfrsStatementLineItems [Line Items]
Shares outstanding	344,147,506
Percent of shares outstanding	99.74%
Class B preferred shares
IfrsStatementLineItems [Line Items]
Shares outstanding	500,230
Percent of shares outstanding	100.00%
Authorised	593,818
Class B preferred shares | OtherMember
IfrsStatementLineItems [Line Items]
Shares outstanding	500,230
Percent of shares outstanding	100.00%
Class B preferred shares | Total
IfrsStatementLineItems [Line Items]
Shares outstanding	500,230
Percent of shares outstanding	100.00%

[1]	Includes the amount of R$1,031,099 related to PIS and COFINS tax credits – exclusion of ICMS from the calculation base (Note 8(a)).